UNAUDITED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock Preferred Stock Series B	Preferred Stock Preferred Stock Series C	Preferred Stock Series preferred stock D	Common Stock	Additional Paid-in Capital	Other Comprehensive Income / (Loss)	Retained Earnings/ (Accumulated Deficit)	Total
Balance of shares at Dec. 31, 2020	2,600,000	10,675		89,275,002
Balance at Dec. 31, 2020	$ 26			$ 893	$ 1,020,164	$ 69	$ (592,582)	$ 428,570
Net Income							1,520	1,520
Issuance of Stock, shares (Note 7(d) (e))			400
Issuance of Stock , value (Note 7(d) (e))					264			264
Issuance of Restricted Stock and Compensation Cost, shares (Note 7 (g))				8,260,000
Issuance of Restricted Stock and Compensation Cost, value (Note 7(g))				$ 82	3,317			3,399
Shares repurchased, share (Note 7(e))				(6,000,000)
Shares repurchased, value (Note 7(e))				$ (60)	(15,076)			(15,136)
Dividends on Preferred Stock (Note 7(b))							(2,884)	(2,884)
Balance of shares at Jun. 30, 2021	2,600,000	10,675	400	91,535,002
Balance at Jun. 30, 2021	$ 26			$ 915	1,008,669	69	(593,946)	415,733
Balance of shares at Dec. 31, 2021	2,600,000	10,675	400	84,672,258
Balance at Dec. 31, 2021	$ 26			$ 847	982,537	71	(590,286)	393,195
Net Income							61,649	61,649
Issuance of Stock, shares (Note 7(d) (e))				820,000
Issuance of Stock , value (Note 7(d) (e))				$ 8	4,972			4,980
Issuance of Restricted Stock and Compensation Cost, shares (Note 7 (g))				1,470,000
Issuance of Restricted Stock and Compensation Cost, value (Note 7(g))				$ 15	4,916			4,931
Shares repurchased, share (Note 7(e))				(191,055)
Shares repurchased, value (Note 7(e))				$ (2)	(926)			(928)
Dividends on Common Stock (Note 7(f))							(38,839)	(38,839)
Dividends on Preferred Stock (Note 7(b))							(2,884)	(2,884)
Other Comprehensive Income						1		1
Balance of shares at Jun. 30, 2022	2,600,000	10,675	400	86,771,203
Balance at Jun. 30, 2022	$ 26			$ 868	$ 991,499	$ 72	$ (570,360)	$ 422,105